UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Asset Strategy Fund
June 30, 2006
BULLION - 5.70%	Troy Ounces	Value

Gold	89,484	$55,135,604
(Cost: $52,053,232)

COMMON STOCKS	Shares

Air Transportation - 0.64%
Air China Limited, H Shares (A)	14,916,000	6,241,969

Aircraft - 2.15%
Boeing Company (The)	211,379	17,314,054
United Technologies Corporation	55,132	3,496,471
		20,810,525
Banks - 4.50%
Bank of China Limited, H Shares (A)(B)*	25,200,000	11,437,879
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	1,033	14,442,503
Kookmin Bank (A)	100,080	8,227,921
PT Bank Rakyat Indonesia (A)	1,920,000	849,833
Standard Chartered PLC (A)	352,463	8,603,494
		43,561,630
Business Equipment and Services - 5.53%
Dentsu Inc. (A)	1,272	3,512,338
Euronet Worldwide, Inc.*	212,866	8,110,195
Headwaters Incorporated*	139,665	3,569,837
Jacobs Engineering Group Inc.*	119,060	9,481,938
Mitsubishi Corporation (A)	87,700	1,751,088
Mitsui & Co., Ltd. (A)	304,000	4,292,765
NYSE Group, Inc.*	333,357	22,828,287
		53,546,448
Capital Equipment - 2.43%
Caterpillar Inc.	124,728	9,289,741
China Shenhua Energy Company Limited, H Shares (A)	5,587,000	10,323,249
SMC Corporation (A)	27,400	3,876,320
		23,489,310
Chemicals -- Specialty - 0.57%
Air Products and Chemicals, Inc.	86,473	5,527,354

Electronic Components - 1.72%
Samsung Electronics Co., Ltd. (A)	26,224	16,667,270

Finance Companies - 1.50%
Rio Tinto plc (A)	273,800	14,475,548

Gold and Precious Metals - 5.46%
Agnico-Eagle Mines Limited	501,232	16,580,755
Barrick Gold Corporation	707,469	20,941,082
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR	60,352	7,830,672
Pan American Silver Corp.*	416,481	7,496,658
		52,849,167
Health Care -- Drugs - 0.98%
Gilead Sciences, Inc.*	160,377	9,489,507

Insurance -- Life - 2.13%
China Life Insurance Company Limited, H Shares (A)*	13,038,000	20,565,198

Mining - 6.47%
Alumina Limited (A)	1,539,950	7,724,296
BHP Billiton Plc (A)	516,672	11,134,262
Cameco Corporation (A)	130,315	5,191,354
Falconbridge Limited (A)	119,288	6,283,378
Inco Limited	154,231	10,163,823
Newmont Mining Corporation	418,154	22,132,891
		62,630,004
Motor Vehicles - 1.81%
Toyota Motor Corporation (A)	334,300	17,497,877

Multiple Industry - 3.23%
Hutchison Whampoa Limited, Ordinary Shares (A)	575,000	5,249,282
Las Vegas Sands, Inc.*	186,474	14,518,866
streetTRACKS Gold Trust*	139,892	8,564,188
Sumitomo Mitsui Financial Group, Inc. (A)(B)	275	2,907,637
		31,239,973
Non-Residential Construction - 1.50%
Fluor Corporation	102,720	9,545,770
Hyundai Heavy Industries Co., Ltd. (A)	44,620	5,008,727
		14,554,497
Petroleum -- International - 1.45%
China Petroleum & Chemical Corporation, H Shares (A)	13,938,000	7,986,313
OAO LUKOIL, ADR	54,862	4,564,518
PetroChina Company Limited, H Shares (A)(B)	1,350,000	1,442,772
		13,993,603
Petroleum -- Services - 4.07%
Baker Hughes Incorporated	131,545	10,766,958
Schlumberger Limited	138,825	9,038,896
Transocean Inc.*	119,033	9,560,731
Weatherford International Ltd.*	202,089	10,027,656
		39,394,241
Railroad - 1.37%
Central Japan Railway Company (A)	385	3,835,198
Union Pacific Corporation	101,425	9,428,468
		13,263,666
Real Estate Investment Trust - 1.11%
Hongkong Land Holdings Limited	1,033,000	3,780,780
Keppel Land Limited (A)	1,040,000	2,654,452
Sumitomo Realty & Development Co., Ltd. (A)*	173,000	4,263,020
		10,698,252
Security and Commodity Brokers - 4.34%
Chicago Mercantile Exchange Holdings Inc.	67,468	33,136,908
Legg Mason, Inc.	88,615	8,818,965
		41,955,873
Steel - 1.03%
Companhia Vale do Rio Doce, ADR	415,457	9,987,586

Trucking and Shipping - 0.90%
United Parcel Service, Inc., Class B	106,082	8,733,731

Utilities -- Electric - 2.24%
Veolia Environment (A)	419,320	21,673,153

Utilities -- Gas and Pipeline - 0.76%
Open Joint Stock Company Gazprom, ADR	175,527	7,380,910

Utilities -- Telephone - 1.66%
China Mobile (Hong Kong) Limited (A)	2,351,500	13,443,545
Open Joint Stock Company ''Vimpel-Communications'', ADR*	56,926	2,608,349
		16,051,894

TOTAL COMMON STOCKS - 59.55%		$576,279,186

(Cost: $511,440,515)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.50%
Banco BMG S.A.,
6.0%, 3-2-07 (B)	$1,040	1,027,000
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	1,900	1,890,310
PT Bank Rakyat Indonesia (Persero),
7.75%, 10-30-13	1,950	1,959,036
		4,876,346
Beverages - 0.06%
Central European Distribution Corporation,
8.0%, 7-25-12 (B)(C)	EUR400	549,378

Business Equipment and Services - 0.11%
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP,
12.0%, 6-20-08	$950	1,030,750

Chemicals -- Petroleum and Inorganic - 0.06%
Braskem S.A.,
12.5%, 11-5-08 (B)	500	552,500

Construction Materials - 0.02%
Interface, Inc.,
9.5%, 2-1-14	170	175,525

Finance Companies - 0.42%
ALROSA Finance S.A.,
8.125%, 5-6-08	300	306,540
Russian Standard Bank:
7.5%, 10-7-10	1,400	1,305,500
7.5%, 10-7-10 (B)	200	186,500
SLM Corporation,
4.184%, 7-25-14	200	182,752
Toyota Motor Credit Corporation,
5.05%, 1-18-15	325	299,419
VTB Capital S.A.,
8.02563%, 7-30-07	1,750	1,789,725
		4,070,436
Food and Related - 0.28%
Cosan S.A. Industria e Comercio:
9.0%, 11-1-09	2,050	2,132,000
9.0%, 11-1-09 (B)	500	522,500
		2,654,500
Forest and Paper Products - 0.24%
Kimberly-Clark de Mexico, S.A. de C.V.,
8.875%, 8-1-09 (B)	1,500	1,641,055
Sino-Forest Corporation,
9.125%, 8-17-11 (B)	700	721,000
		2,362,055
Homebuilders, Mobile Homes - 0.09%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	900	846,000

Hospital Supply and Management - 0.04%
US Oncology Holdings, Inc.,
10.32%, 3-15-15	375	382,500

Mining - 0.05%
Vedanta Resources plc,
6.625%, 2-22-10 (B)	550	525,250

Motion Pictures - 0.03%
Cinemark, Inc.,
0.0%, 3-15-14 (D)	400	310,000

Motor Vehicles - 0.03%
Hyundai Motor Company,
5.3%, 12-19-08 (B)	320	313,153

Non-Residential Construction - 0.25%
Odebrecht Overseas Ltd.,
11.5%, 2-25-09 (B)	2,200	2,425,500

Petroleum -- International - 0.05%
Panva Gas Holdings Limited,
8.25%, 9-23-11	500	502,933

Railroad - 0.27%
TFM, S.A. de C.V.,
12.5%, 6-15-12	1,600	1,764,000
Union Pacific Corporation,
6.7%, 12-1-06	800	802,964
		2,566,964
Steel - 0.20%
Evraz Group S.A.:
8.25%, 11-10-15	1,500	1,447,500
8.25%, 11-10-15 (B)	500	486,250
		1,933,750
Utilities -- Electric - 0.20%
Compania de Transporte de Energia Electrica en Alta Tension Transener Sociedad Anonima,
9.0%, 12-15-15	1,067	1,010,509
Empresa Nacional de Electricidad S.A.,
7.75%, 7-15-08	900	928,504
		1,939,013
Utilities -- Gas and Pipeline - 0.20%
Transportadora de Gas del Sur S.A.,
7.5%, 12-15-13	2,000	1,900,000

Utilities -- Telephone - 0.50%
Digicel Limited,
9.25%, 9-1-12	1,600	1,672,000
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1-30-08	2,400	2,462,880
Open Joint Stock Company ''Vimpel-Communications'',
10.0%, 6-16-09 (B)	700	738,500
		4,873,380

TOTAL CORPORATE DEBT SECURITIES - 3.60%		$34,789,933

(Cost: $35,385,862)

OTHER GOVERNMENT SECURITIES

Germany - 2.12%
Bundesschatzanweisungen Federal Treasury Notes,
3.0%, 3-14-08 (C)	EUR16,200	20,539,208

South Korea - 0.07%
Korea Development Bank (The),
5.42563%, 10-29-06	$700	700,252

United Kingdom - 0.47%
United Kingdom Treasury:
5.75%, 12-7-09 (C)	GBP1,400	2,664,756
4.75%, 6-7-10 (C)	1,000	1,845,834
		4,510,590

TOTAL OTHER GOVERNMENT SECURITIES - 2.66%		$25,750,050

(Cost: $25,739,889)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.88%
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11-25-17	$583	51,336
5.0%, 5-25-22	361	69,326
5.0%, 7-25-23	6,503	1,214,091
5.0%, 8-25-23	2,077	378,918
5.5%, 9-25-25	363	29,712
5.5%, 11-25-25	799	56,750
5.5%, 12-25-33	3,975	925,381
Federal National Mortgage Corporation Agency REMIC/CMO (Interest Only),
5.0%, 9-25-30	2,841	458,398
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.0%, 4-15-19	524	83,862
5.0%, 4-15-19	256	39,173
5.0%, 2-15-20	672	19,525
5.0%, 7-15-21	369	30,471
5.0%, 6-15-22	479	19,775
5.0%, 7-15-22	1,884	85,918
5.0%, 11-15-22	671	107,322
5.0%, 1-15-23	388	20,014
5.0%, 4-15-23	231	17,875
5.0%, 5-15-23	455	82,849
5.0%, 8-15-23	337	59,896
5.5%, 11-15-23	1,100	110,393
5.5%, 11-15-23	892	73,180
5.0%, 9-15-24	653	53,499
5.5%, 9-15-24	371	29,776
5.5%, 4-15-25	237	23,092
5.5%, 4-15-25	87	12,069
5.0%, 9-15-25	870	84,295
5.5%, 10-15-25	5,064	1,141,999
5.0%, 4-15-26	3,527	319,366
5.0%, 10-15-28	990	230,148
5.5%, 2-15-30	329	42,018
5.0%, 8-15-30	482	52,366
5.5%, 3-15-31	461	67,282
5.5%, 10-15-32	4,636	936,884
5.5%, 5-15-33	3,285	841,143
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1-20-30	920	134,546
5.0%, 6-20-31	1,003	138,111
5.0%, 7-20-33	185	38,849
5.5%, 11-20-33	995	187,514
5.5%, 7-1-35	1,663	270,341
		8,537,463
Treasury Obligations - 1.66%
United States Treasury Notes:
3.875%, 1-15-09	6,250	7,953,892
2.375%, 4-15-11	8,000	8,089,401
		16,043,293

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.54%		$24,580,756

(Cost: $23,913,801)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.18%	Face Amount in Thousands

Chinese Yuan Renminbi, 5-9-07 (C)	CNY409,600	(284,455)
Euro, 7-19-06 (C)	EUR400	21,585
Euro, 7-19-06 (C)	800	(42,197)
Euro, 1-10-07 (C)	19,800	1,020,863
Japanese Yen, 1-10-07 (C)	JPY6,300	907,142
Russian Ruble, 6-25-07 (C)	RUB485,600	87,580
		$1,710,518

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 0.62%
Lloyds TSB Bank PLC,
5.16%, 7-5-06	$6,000	5,996,560

Beverages - 5.22%
Anheuser-Busch Companies, Inc.,
5.2%, 7-3-06	31,526	31,516,893
Coca-Cola Company (The),
5.16%, 7-6-06	13,000	12,990,683
PepsiCo, Inc.,
5.21%, 7-10-06	6,000	5,992,185
		50,499,761
Capital Equipment - 1.09%
Deere (John) Capital Corporation:
5.4%, 7-5-06	3,548	3,545,871
5.3%, 7-19-06	7,000	6,981,450
		10,527,321
Electrical Equipment - 1.55%
Emerson Electric Co.,
5.2%, 7-11-06	15,000	14,978,333

Finance Companies - 6.24%
Citigroup Funding Inc.,
5.25%, 7-3-06	10,000	9,997,083
Kitty Hawk Funding Corp.,
5.25%, 7-5-06	16,000	15,990,667
PACCAR Financial Corp.:
5.2%, 7-3-06	5,000	4,998,556
5.19%, 7-5-06	10,000	9,994,233
5.23%, 7-6-06	5,000	4,996,368
Preferred Receivables Funding Corp.,
5.28%, 7-24-06	5,007	4,990,110
Three Pillars Funding LLC:
5.25%, 7-5-06	5,000	4,997,083
5.26%, 7-24-06	4,400	4,385,214
		60,349,314
Food and Related - 1.34%
Kellogg Co.,
5.37%, 7-3-06	10,000	9,997,017
Sara Lee Corporation,
5.3%, 7-5-06	3,000	2,998,233
		12,995,250
Forest and Paper Products - 0.37%
Kimberly-Clark Corporation,
5.22%, 7-6-06	3,600	3,597,390

Household -- General Products - 1.33%
Colgate-Palmolive Company:
5.21%, 7-14-06	8,891	8,874,273
5.2%, 7-20-06	4,000	3,989,022
		12,863,295
Publishing - 1.03%
Gannett Co., Inc.,
5.21%, 7-5-06	10,000	9,994,211

Retail -- General Merchandise - 3.89%
Target Corporation,
5.15%, 7-3-06	5,000	4,998,570
Wal-Mart Stores, Inc.:
5.19%, 7-6-06	20,000	19,985,583
5.19%, 7-6-06	12,656	12,646,877
		37,631,030
Security and Commodity Brokers - 1.03%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
5.27%, 7-3-06	10,000	9,997,072

Utilities -- Electric - 0.51%
Wisconsin Electric Power Co.,
5.27%, 7-5-06	5,000	4,997,072

Utilities -- Telephone - 1.55%
BellSouth Corporation,
5.18%, 7-6-06	10,000	9,992,806
Verizon Communications Inc.,
5.27%, 7-10-06	5,000	4,993,413
		14,986,219

TOTAL SHORT-TERM SECURITIES - 25.77%		$249,412,828

(Cost: $249,412,828)

TOTAL INVESTMENT SECURITIES - 100.00%		$967,658,875

(Cost: $897,946,127)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

The following credit default swap agreements were outstanding at June 30, 2006.

Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Morgan Stanley	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	$(14,000,000)	$(298,758)
Merrill Lynch International	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	(7,000,000)	(152,162)
Lehman Brothers	Dow Jones CDX Emerging Markets Series 5	1.35%	6-20-11	(7,000,000)	(138,249)
Merrill Lynch International	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	(5,800,000)	94,235
Bear Stearns	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	(5,900,000)	95,859
Bear Stearns	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	(5,500,000)	62,742
Bear Stearns	Dow Jones CDX North America High Yield Series 6	3.45%	6-20-11	(5,800,000)	69,680
Morgan Stanley	Federative Republic of Brazil Swap	1.89%	6-20-11	(9,000,000)	(76,013)

					$(342,666)

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $25,476,874 or 2.63% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - Great Britain Pound, JPY - Japanese Yen, RUB - Russian Ruble).
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of Ivy Capital Appreciation Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 0.75%
UTi Worldwide Inc.	13,000	$329,485

Aircraft - 3.60%
Boeing Company (The)	6,000	491,460
L-3 Communications Holdings, Inc.	6,000	452,520
United Technologies Corporation	10,000	634,200
		1,578,180
Business Equipment and Services - 7.96%
NYSE Group, Inc.*	47,000	3,218,560
VeriFone Holdings, Inc.*	9,000	274,320
		3,492,880
Chemicals -- Petroleum and Inorganic - 1.15%
Monsanto Company	6,000	505,140

Communications Equipment - 0.66%
Corning Incorporated*	12,000	290,280

Computers -- Main and Mini - 1.88%
Hewlett-Packard Company	15,000	475,200
Xerox Corporation*	25,000	347,750
		822,950
Computers -- Micro - 1.30%
Apple Computer, Inc.*	10,000	572,300

Computers -- Peripherals - 6.07%
Adobe Systems Incorporated*	28,000	851,620
Microsoft Corporation	37,000	862,285
SAP Aktiengesellschaft, ADR	13,000	682,760
Synaptics Incorporated*	12,500	267,625
		2,664,290
Defense - 2.87%
DRS Technologies, Inc.	15,100	736,125
General Dynamics Corporation	8,000	523,680
		1,259,805
Electronic Components - 1.25%
Advanced Micro Devices, Inc.*	12,000	293,040
SanDisk Corporation*	5,000	255,325
		548,365
Finance Companies - 1.93%
SLM Corporation	16,000	846,720

Health Care -- Drugs - 6.99%
Amgen Inc.*	13,800	902,589
Genentech, Inc.*	5,000	409,000
Gilead Sciences, Inc.*	20,000	1,183,400
MedImmune, Inc.*	6,000	162,630
Teva Pharmaceutical Industries Limited, ADR	13,000	410,475
		3,068,094
Health Care -- General - 2.80%
Da Vita Inc.*	12,000	596,400
St. Jude Medical, Inc.*	8,000	259,360
Schein (Henry), Inc.*	8,000	373,760
		1,229,520
Hospital Supply and Management - 7.07%
Emageon Inc.*	27,000	394,065
Medtronic, Inc.	8,000	375,360
PSS World Medical, Inc.*	16,000	282,960
Tenet Healthcare Corporation*	60,000	418,800
Triad Hospitals, Inc.*	11,000	435,380
UnitedHealth Group Incorporated	17,000	761,260
WellPoint, Inc.*	6,000	436,620
		3,104,445
Hotels and Gaming - 0.52%
Hilton Hotels Corporation	8,000	226,240

Household -- General Products - 3.66%
Colgate-Palmolive Company	12,000	718,800
Procter & Gamble Company (The)	16,000	889,600
		1,608,400
Insurance -- Property and Casualty - 0.22%
Berkshire Hathaway Inc., Class B*	32	97,376

Metal Fabrication - 1.50%
Precision Castparts Corp.	11,000	657,360

Motor Vehicle Parts - 0.74%
American Axle & Manufacturing Holdings, Inc.	19,000	325,090

Multiple Industry - 6.43%
Altria Group, Inc.	8,500	624,155
General Electric Company	43,000	1,417,280
Las Vegas Sands, Inc.*	10,000	778,600
		2,820,035
Petroleum -- International - 3.96%
Anadarko Petroleum Corporation	12,000	572,280
Apache Corporation	6,000	409,500
ConocoPhillips	3,607	236,367
Exxon Mobil Corporation	8,500	521,475
		1,739,622
Petroleum -- Services - 4.01%
Nabors Industries Ltd.*	11,000	371,690
Patterson-UTI Energy, Inc.	11,000	312,015
Schlumberger Limited	10,000	651,100
Transocean Inc.*	5,300	425,696
		1,760,501
Railroad - 1.90%
Burlington Northern Santa Fe Corporation	7,000	554,750
Union Pacific Corporation	3,000	278,880
		833,630
Restaurants - 0.52%
P.F. Chang's China Bistro, Inc.*	6,000	228,030

Retail -- Food Stores - 2.22%
CVS Corporation	5,500	168,850
Walgreen Co.	18,000	807,120
		975,970
Security and Commodity Brokers - 4.51%
Goldman Sachs Group, Inc. (The)	2,700	406,161
Legg Mason, Inc.	7,500	746,400
Marsh & McLennan Companies, Inc.	10,000	268,900
Merrill Lynch & Co., Inc.	8,000	556,480
		1,977,941
Timesharing and Software - 5.05%
aQuantive, Inc.*	10,000	253,400
Google Inc., Class A*	3,500	1,467,638
Yahoo! Inc.*	15,000	494,025
		2,215,063
Trucking and Shipping - 1.41%
United Parcel Service, Inc., Class B	7,500	617,475

Utilities -- Telephone - 1.27%
AT&T Inc.	20,000	557,800

TOTAL COMMON STOCKS - 84.20%		$36,952,987

(Cost: $33,439,789)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Food and Related - 2.45%
McCormick & Co. Inc.,
5.27%, 7-3-06	$1,074	1,073,685

Household -- General Products - 3.10%
Colgate-Palmolive Company,
5.21%, 7-14-06	1,365	1,362,432

Retail -- General Merchandise - 2.28%
Target Corporation,
5.15%, 7-3-06	1,001	1,000,714

Total Commercial Paper - 7.83%		3,436,831

Commercial Paper (backed by irrevocable bank letter of credit) - 3.41%
Finance Companies
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.2%, 7-18-06	1,500	1,496,317

United States Government Agency Obligation - 4.56%
Federal Home Loan Bank,
4.8%, 7-3-06	2,000	1,999,466

TOTAL SHORT-TERM SECURITIES - 15.80%		$6,932,614

(Cost: $6,932,614)

TOTAL INVESTMENT SECURITIES - 100.00%		$43,885,601

(Cost: $40,372,403)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definitions of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investments of Ivy Core Equity Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 1.36%
AMR Corporation*	133,300	$3,388,486

Aircraft - 7.08%
Boeing Company (The)	90,700	7,429,237
L-3 Communications Holdings, Inc.	32,000	2,413,440
United Technologies Corporation	122,500	7,768,950
		17,611,627
Beverages - 2.09%
PepsiCo, Inc.	86,566	5,197,423

Capital Equipment - 3.26%
Caterpillar Inc.	44,546	3,317,786
Deere & Company	57,411	4,793,244
		8,111,030
Chemicals -- Specialty - 2.82%
Air Products and Chemicals, Inc.	109,759	7,015,795

Communications Equipment - 1.44%
Corning Incorporated*	148,000	3,580,120

Computers -- Main and Mini - 2.84%
Hewlett-Packard Company	82,700	2,619,936
Xerox Corporation*	319,100	4,438,681
		7,058,617
Computers -- Micro - 1.06%
Apple Computer, Inc.*	46,300	2,649,749

Computers -- Peripherals - 4.76%
Adobe Systems Incorporated*	97,400	2,962,421
Electronic Arts Inc.*	64,100	2,755,659
SAP Aktiengesellschaft, ADR	116,647	6,126,300
		11,844,380
Defense - 3.65%
General Dynamics Corporation	138,800	9,085,848

Electrical Equipment - 1.99%
Emerson Electric Co.	27,700	2,321,537
Rockwell Automation, Inc.	36,600	2,635,566
		4,957,103
Electronic Components - 0.99%
Broadcom Corporation, Class A*	42,200	1,268,321
SanDisk Corporation*	23,500	1,200,028
		2,468,349
Finance Companies - 2.64%
SLM Corporation	124,200	6,572,664

Food and Related - 2.78%
Campbell Soup Company	186,400	6,917,304

Health Care -- Drugs - 2.15%
Genentech, Inc.*	31,900	2,609,420
Novartis AG, Registered Shares (A)	50,500	2,734,530
		5,343,950
Health Care -- General - 3.11%
Boston Scientific Corporation*	76,600	1,289,944
Johnson & Johnson	107,500	6,441,400
		7,731,344
Hospital Supply and Management - 1.56%
Medtronic, Inc.	82,701	3,880,331

Hotels and Gaming - 1.77%
Marriott International, Inc., Class A	115,556	4,404,995

Household -- General Products - 2.85%
Colgate-Palmolive Company	118,368	7,090,243

Insurance -- Life - 1.05%
Aflac Incorporated	56,500	2,618,775

Insurance -- Property and Casualty - 1.36%
ACE Limited	66,700	3,374,353

Multiple Industry - 8.82%
Altria Group, Inc.	22,400	1,644,832
General Electric Company	377,657	12,447,575
Las Vegas Sands, Inc.*	100,700	7,840,502
		21,932,909
Petroleum -- International - 3.14%
Exxon Mobil Corporation	127,179	7,802,432

Petroleum -- Services - 11.00%
Baker Hughes Incorporated	76,731	6,280,432
Nabors Industries Ltd.*	36,300	1,226,577
Schlumberger Limited	87,076	5,669,518
Smith International, Inc.	120,000	5,336,400
Transocean Inc.*	44,900	3,606,368
Weatherford International Ltd.*	105,600	5,239,872
		27,359,167
Railroad - 2.27%
Union Pacific Corporation	60,900	5,661,264

Retail -- General Merchandise - 1.85%
Kohl's Corporation*	78,000	4,611,360

Retail -- Specialty Stores - 1.65%
Best Buy Co., Inc.	75,000	4,113,000

Security and Commodity Brokers - 6.42%
Goldman Sachs Group, Inc. (The)	25,100	3,775,793
Marsh & McLennan Companies, Inc.	118,100	3,175,709
Merrill Lynch & Co., Inc.	49,600	3,450,176
Morgan (J.P.) Chase & Co.	132,700	5,573,400
		15,975,078
Timesharing and Software - 1.13%
Google Inc., Class A*	6,700	2,809,478

Trucking and Shipping - 1.23%
United Parcel Service, Inc., Class B	37,266	3,068,110

Utilities -- Electric - 1.07%
Exelon Corporation	46,900	2,665,327

Utilities -- Telephone - 2.05%
AT&T Inc.	94,100	2,624,449
UBS AG (A)	22,500	2,466,157
		5,090,606

TOTAL COMMON STOCKS - 93.24%		$231,991,217

(Cost: $185,123,127)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.81%
Preferred Receivables Funding Corp.,
5.21%, 7-17-06	$4,000	3,990,738
Three Pillars Funding LLC,
5.17%, 7-20-06	3,000	2,991,814
		6,982,552
Household -- General Products - 0.40%
Colgate-Palmolive Company,
5.2%, 7-20-06	1,000	997,256

Mining - 2.34%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited),
5.28%, 7-3-06	5,835	5,833,288

Utilities -- Electric - 1.21%
Wisconsin Electric Power Co.,
5.27%, 7-5-06	3,000	2,998,243

TOTAL SHORT-TERM SECURITIES - 6.76%		$16,811,339

(Cost: $16,811,339)

TOTAL INVESTMENT SECURITIES - 100.00%		$248,802,556

(Cost: $201,934,466)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Portfolio's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

The Investments of Ivy Energy Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.42%
Bucyrus International, Inc., Class A	900	$45,445
Headwaters Incorporated*	1,050	26,838
Jacobs Engineering Group Inc.*	450	35,838
		108,121
Capital Equipment - 4.53%
Cameron International Corporation*	1,900	90,763
Caterpillar Inc.	550	40,964
Shaw Group Inc. (The)*	1,150	31,970
SunPower Corporation, Class A*	900	25,101
Suntech Power Holdings Co., Ltd., ADR*	500	14,125
		202,923
Chemicals -- Specialty - 1.00%
VeraSun Energy Corporation*	1,700	44,608

Coal - 4.62%
Alpha Natural Resources, Inc.*	1,800	35,316
Foundation Coal Holdings, Inc.	950	44,583
Massey Energy Company	1,050	37,800
Peabody Energy Corporation	1,600	89,200
		206,899
Electrical Equipment - 0.53%
Hydrogenics Corporation*	9,700	23,620

Electronic Components - 0.71%
Evergreen Solar, Inc.*	2,450	31,813

Electronic Instruments - 0.33%
Energy Conversion Devices, Inc.*	400	14,594

Food and Related - 1.11%
Archer Daniels Midland Company	1,200	49,536

Mining - 1.93%
Arch Coal, Inc.	1,050	44,488
Cameco Corporation	1,050	41,968
		86,456
Multiple Industry - 1.68%
General Electric Company	1,200	39,552
Technip SA, ADR	650	35,828
		75,380
Non-Residential Construction - 1.87%
Fluor Corporation	900	83,637

Petroleum -- Canada - 0.91%
Suncor Energy Inc.	500	40,505

Petroleum -- Domestic - 1.24%
Sunoco, Inc.	800	55,432

Petroleum -- International - 28.32%
Anadarko Petroleum Corporation	1,550	73,919
Apache Corporation	1,150	78,488
BP p.l.c., ADR	1,450	100,935
CNOOC Limited, ADR	250	20,095
ConocoPhillips	1,250	81,913
Devon Energy Corporation	1,300	78,533
EOG Resources, Inc.	1,150	79,741
EnCana Corporation	950	50,008
Exxon Mobil Corporation	1,950	119,633
Hess Corporation	850	44,923
Marathon Oil Corporation	800	66,640
Newfield Exploration Company*	2,600	127,244
Noble Energy, Inc.	1,850	86,691
Occidental Petroleum Corporation	850	87,167
PetroChina Company Limited, ADR	200	21,594
Petroleo Brasileiro S.A. - Petrobras, ADR	200	17,862
Statoil ASA, ADR	1,250	35,650
TOTAL S.A., ADR	300	19,656
Talisman Energy Inc.	4,400	76,912
		1,267,604
Petroleum -- Services - 31.23%
BJ Services Company	2,450	91,287
Baker Hughes Incorporated	1,700	139,145
Complete Production Services, Inc.*	3,850	91,014
ENSCO International Incorporated	1,300	59,826
Grant Prideco, Inc.*	1,900	85,025
Halliburton Company	850	63,078
Nabors Industries Ltd.*	3,500	118,265
National Oilwell Varco, Inc.*	1,900	120,308
Schlumberger Limited	2,000	130,220
Smith International, Inc.	2,000	88,940
TODCO, Class A	1,700	69,445
Transocean Inc.*	1,050	84,336
Valero Energy Corporation	1,800	119,736
Warrior Energy Services Corporation*	1,050	25,667
Weatherford International Ltd.*	2,250	111,645
		1,397,937
Utilities -- Electric - 3.37%
Entergy Corporation	1,050	74,287
Exelon Corporation	1,350	76,721
		151,008
Utilities -- Gas and Pipeline - 3.57%
Enbridge Inc.	2,450	74,897
Kinder Morgan, Inc.	850	84,907
		159,804

TOTAL COMMON STOCKS - 89.37%		$3,999,877

(Cost: $3,954,224)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper - 5.05%
Retail -- General Merchandise
Target Corporation,
5.3%, 7-3-06	$226	225,934

United States Government Agency Obligation - 5.58%
Federal Home Loan Bank,
4.8%, 7-3-06	250	249,933

TOTAL SHORT-TERM SECURITIES - 10.63%		$475,867

(Cost: $475,867)

TOTAL INVESTMENT SECURITIES - 100.00%		$4,475,744

(Cost: $4,430,091)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investments of Ivy High Income Portfolio
June 30, 2006
COMMON STOCKS AND RIGHT	Shares	Value

Capital Equipment - 0.13%
Dresser-Rand Group Inc.*	4,000	$93,920

Finance Companies - 0.01%
ONO Finance Plc, Rights (A)*	250	5,000

Food and Related - 0.13%
B&G Foods, Inc., Enhanced Income Securities	6,200	100,502

Health Care -- Drugs - 0.33%
Elan Corporation, plc, ADR*	14,800	247,160

Hospital Supply and Management - 0.24%
Triad Hospitals, Inc.*	4,500	178,110

Hotels and Gaming - 0.29%
Pinnacle Entertainment, Inc.*	7,000	214,550

Multiple Industry - 0.15%
Mariner Energy, Inc.*	6,150	112,975

Petroleum -- Domestic - 0.32%
EXCO Resources, Inc.*	21,300	242,820

Petroleum -- Services - 0.12%
Diamond Offshore Drilling, Inc.	1,100	92,323

Utilities -- Gas and Pipeline - 0.30%
Williams Companies, Inc. (The)	9,600	224,256

TOTAL COMMON STOCKS AND RIGHT - 2.02%		$1,511,616

(Cost: $1,378,151)

PREFERRED STOCKS

Apparel - 0.00%
Anvil Holdings, Inc., 13.0% (B)*	14,774	15

Broadcasting - 0.00%
Adelphia Communications Corporation, 13.0%*	2,500	1,250

TOTAL PREFERRED STOCKS - 0.00%		$1,265

(Cost: $520,004)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aircraft - 1.04%
Esterline Technologies Corporation,
7.75%, 6-15-13	$250	253,125
Orbital Sciences Corporation,
9.0%, 7-15-11	500	522,500
		775,625
Apparel - 0.98%
Perry Ellis International, Inc.,
8.875%, 9-15-13	750	735,000

Beverages - 0.34%
Constellation Brands, Inc.,
8.125%, 1-15-12	250	256,875

Broadcasting - 2.84%
CCH II and CCH II Capital,
10.25%, 9-15-10	320	320,800
EchoStar DBS Corporation:
5.75%, 10-1-08	545	532,738
8.24%, 10-1-08	175	177,187
Gray Communications Systems, Inc.,
9.25%, 12-15-11	375	390,000
PanAmSat Corporation:
6.375%, 1-15-08	200	199,000
9.0%, 6-15-16 (A)	500	507,500
		2,127,225
Business Equipment and Services - 8.13%
Ahern Rentals, Inc.,
9.25%, 8-15-13	125	126,250
Allied Waste North America, Inc.,
7.125%, 5-15-16 (A)	500	471,250
Carriage Services, Inc.,
7.875%, 1-15-15	250	243,750
Centennial Cellular Corp. and Centennial Cellular Operating Co. LLC,
10.75%, 12-15-08	121	122,815
Education Management LLC and Education Management Finance Corp.:
8.75%, 6-1-14 (A)	500	495,000
10.25%, 6-1-16 (A)	300	298,500
Iron Mountain Incorporated,
8.625%, 4-1-13	300	300,000
Lamar Media Corp.,
7.25%, 1-1-13	500	488,750
MagnaChip Semiconductor S.A. and MagnaChip Semiconductor Finance Company:
8.57938%, 12-15-11	550	522,500
8.0%, 12-15-14	50	41,500
R.H. Donnelley Corporation,
6.875%, 1-15-13 (A)	750	690,000
SunGard Data Systems Inc.:
3.75%, 1-15-09	750	694,688
10.25%, 8-15-15 (A)	750	775,313
Syniverse Technologies, Inc.,
7.75%, 8-15-13	550	534,875
UCAR Finance Inc.,
10.25%, 2-15-12	275	290,125
		6,095,316
Capital Equipment - 3.82%
Case New Holland Inc.,
9.25%, 8-1-11	400	421,000
Dresser-Rand Group Inc.,
7.375%, 11-1-14	220	210,100
Mueller Group, Inc.,
10.0%, 5-1-12	1,000	1,075,000
Simmons Bedding Company,
7.875%, 1-15-14	750	701,250
Simmons Company,
0.0%, 12-15-14 (C)	680	452,200
		2,859,550
Chemicals -- Petroleum and Inorganic - 1.33%
Nalco Company,
7.75%, 11-15-11	1,000	997,500

Chemicals -- Specialty - 2.38%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (C)	250	237,500
0.0%, 6-1-13 (C)	1,000	910,000
Ethyl Corporation,
8.875%, 5-1-10	475	480,937
VeraSun Energy Corporation,
9.875%, 12-15-12 (A)	150	158,250
		1,786,687
Coal - 0.77%
James River Coal Company,
9.375%, 6-1-12	575	575,000

Communications Equipment - 1.03%
AirGate PCS, Inc.,
8.82688%, 10-15-11	250	255,625
Intelsat (Bermuda), Ltd.,
11.25%, 6-15-16 (A)	500	512,500
		768,125
Computers -- Peripherals - 1.26%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	1,125	947,813

Construction Materials - 8.70%
AMH Holdings, Inc.,
0.0%, 3-1-14 (C)	475	286,188
Associated Materials Incorporated,
9.75%, 4-15-12	505	502,475
Brand Services, Inc.,
12.0%, 10-15-12	100	113,000
Builders FirstSource, Inc.,
9.42%, 2-15-12	500	512,500
Interface, Inc.:
10.375%, 2-1-10	250	273,437
9.5%, 2-1-14	1,400	1,445,500
Jacuzzi Brands, Inc.,
9.625%, 7-1-10	1,250	1,320,313
MAAX Corporation,
9.75%, 6-15-12	500	408,125
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	500	508,750
Ply Gem Industries, Inc.,
9.0%, 2-15-12	1,125	1,023,750
WII Components, Inc.,
10.0%, 2-15-12	125	123,750
		6,517,788
Containers - 1.94%
Alltrista Corporation,
9.75%, 5-1-12	250	255,000
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	50	49,000
9.875%, 10-15-14	100	99,000
MDP Acquisitions plc,
9.625%, 10-1-12	280	288,400
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	520	541,450
Stone Container Corporation,
9.75%, 2-1-11	129	132,548
Stone Container Finance Company of Canada II,
7.375%, 7-15-14	100	88,500
		1,453,898
Cosmetics and Toiletries - 0.32%
Chattem, Inc.,
7.0%, 3-1-14	250	242,500

Defense - 0.47%
Armor Holdings, Inc.,
8.25%, 8-15-13	250	258,750
DRS Technologies, Inc.,
6.875%, 11-1-13	100	96,250
		355,000
Electrical Equipment - 0.15%
Rexnord Corporation,
10.125%, 12-15-12	100	110,734

Finance Companies - 4.56%
Dollar Financial Group, Inc.,
9.75%, 11-15-11	350	376,250
Goodman Global Holdings, Inc.:
8.32938%, 6-15-12	72	72,180
7.875%, 12-15-12	800	764,000
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	150	154,500
MSW Energy Holdings LLC and MSW Energy Finance Co., Inc.,
8.5%, 9-1-10	100	103,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	200	162,000
PIH Acquisition Co.,
10.75%, 10-1-13 (A)	175	169,750
Vanguard Health Holding Company II, LLC and Vanguard Holding Company II, Inc.,
9.0%, 10-1-14	165	164,588
Visant Holding Corp.,
8.75%, 12-1-13 (A)	1,500	1,447,500
		3,413,768
Food and Related - 3.19%
Pierre Merger Corp.,
9.875%, 7-15-12	750	763,125
Pilgrim's Pride Corporation,
9.25%, 11-15-13	150	149,625
Pinnacle Foods Holding Corporation,
8.25%, 12-1-13	1,500	1,473,750
		2,386,500
Forest and Paper Products - 2.27%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	94	93,765
Buckeye Technologies Inc.:
8.0%, 10-15-10	1,500	1,372,500
8.5%, 10-1-13	250	237,500
		1,703,765
Health Care -- General - 1.34%
Encore Medical IHC, Inc.,
9.75%, 10-1-12	1,000	1,005,000

Homebuilders, Mobile Homes - 2.13%
Meritage Corporation,
7.0%, 5-1-14	200	179,000
Standard Pacific Corp.,
6.5%, 8-15-10	150	140,625
Stanley-Martin Communities, LLC and Stanley-Martin Financing Corp.,
9.75%, 8-15-15	300	256,500
Technical Olympic USA, Inc.:
7.5%, 3-15-11	650	575,250
7.5%, 1-15-15	250	208,125
WCI Communities, Inc.,
9.125%, 5-1-12	250	234,375
		1,593,875
Hospital Supply and Management - 6.09%
Accellent Inc.,
10.5%, 12-1-13	175	178,937
Psychiatric Solutions, Inc.:
10.625%, 6-15-13	516	562,440
7.75%, 7-15-15	525	513,844
Rural/Metro Corporation,
0.0%, 3-15-16 (C)	370	271,950
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	300	310,125
Select Medical Holdings Corporation,
10.82%, 9-15-15 (A)	80	72,800
Tenet Healthcare Corporation,
9.875%, 7-1-14	980	980,000
Triad Hospitals, Inc.,
7.0%, 11-15-13	250	243,125
US Oncology Holdings, Inc.,
10.32%, 3-15-15	1,400	1,428,000
		4,561,221
Hotels and Gaming - 5.30%
Chukchansi Economic Development Authority,
8.0%, 11-15-13 (A)	125	125,781
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,500	1,593,750
MGM MIRAGE:
8.5%, 9-15-10	250	259,687
8.375%, 2-1-11	500	512,500
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	1,145	1,147,862
Station Casinos, Inc.,
6.875%, 3-1-16	250	233,125
Turning Stone Casino Resort Enterprise,
9.125%, 12-15-10 (A)	100	101,000
		3,973,705
Household -- General Products - 0.33%
Sealy Mattress Company,
8.25%, 6-15-14	250	250,000

Leisure Time Industry - 0.35%
Royal Caribbean Cruises Ltd.,
8.0%, 5-15-10	250	261,374

Motion Pictures - 2.93%
AMC Entertainment Inc.:
8.0%, 3-1-14	300	274,875
11.0%, 2-1-16	500	535,000
Cinemark, Inc.,
0.0%, 3-15-14 (C)	1,650	1,278,750
Cinemark USA, Inc.,
9.0%, 2-1-13	100	105,000
		2,193,625
Motor Vehicles - 3.40%
General Motors Corporation,
8.375%, 7-15-33	1,000	805,000
Group 1 Automotive, Inc.,
8.25%, 8-15-13	625	631,250
Sonic Automotive, Inc.,
8.625%, 8-15-13	750	742,500
United Auto Group, Inc.,
9.625%, 3-15-12	350	365,750
		2,544,500
Multiple Industry - 0.58%
American Towers, Inc.,
7.25%, 12-1-11	250	255,625
K&F Acquisition, Inc.,
7.75%, 11-15-14	185	182,225
		437,850
Petroleum -- Domestic - 1.63%
Chaparral Energy, Inc.,
8.5%, 12-1-15 (A)	150	149,250
Denbury Resources Inc.:
7.5%, 4-1-13	150	150,000
7.5%, 12-15-15	300	298,500
EXCO Resources, Inc.,
7.25%, 1-15-11	350	336,000
Frontier Oil Corporation,
6.625%, 10-1-11	300	287,250
		1,221,000
Petroleum -- International - 1.83%
Coastal Corporation (The),
9.625%, 5-15-12 (A)	665	726,513
Forest Oil Corporation,
8.0%, 6-15-08	250	255,312
Newfield Exploration Company,
7.625%, 3-1-11	125	126,563
Swift Energy Company,
9.375%, 5-1-12	250	263,750
		1,372,138
Petroleum -- Services - 1.40%
Hanover Compressor Company:
8.625%, 12-15-10	650	672,750
9.0%, 6-1-14	100	104,500
R&B Falcon Corporation,
9.5%, 12-15-08	250	270,895
		1,048,145
Publishing - 1.15%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	200	199,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	300	298,500
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	350	363,125
		860,625
Railroad - 0.50%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	375	375,000

Real Estate Investment Trust - 0.68%
Host Marriott, L.P.:
9.25%, 10-1-07	250	257,812
7.125%, 11-1-13	250	249,063
		506,875
Restaurants - 0.84%
Carrols Corporation,
9.0%, 1-15-13	50	50,125
NPC International, Inc.,
9.5%, 5-1-14 (A)	600	580,500
		630,625
Retail -- Food Stores - 1.95%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	150	149,250
Domino's Inc.,
8.25%, 7-1-11	640	664,000
Stater Bros. Holdings Inc.:
8.82938%, 6-15-10	150	151,875
8.125%, 6-15-12	500	493,750
		1,458,875
Retail -- General Merchandise - 0.20%
Interline Brands, Inc.,
8.125%, 6-15-14	150	149,625

Retail -- Specialty Stores - 3.26%
CSK Auto, Inc.,
7.0%, 1-15-14	500	500,000
General Nutrition Centers, Inc.,
8.5%, 12-1-10	1,000	967,500
Nebraska Book Company, Inc.,
8.625%, 3-15-12	1,050	976,500
		2,444,000
Security and Commodity Brokers - 2.09%
Elan Finance public limited company and Elan Finance Corp.,
7.75%, 11-15-11	400	382,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,122	1,182,307
		1,564,307
Timesharing and Software - 0.33%
iPayment, Inc.,
9.75%, 5-15-14 (A)	250	248,750

Utilities -- Electric - 0.19%
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (A)	147	142,864

Utilities -- Gas and Pipeline - 0.76%
ANR Pipeline Company,
8.875%, 3-15-10	100	105,625
Sonat Inc.,
7.625%, 7-15-11	200	202,000
Williams Companies, Inc. (The),
8.125%, 3-15-12	250	259,375
		567,000
Utilities -- Telephone - 5.71%
Alamosa (Delaware), Inc.:
12.0%, 7-31-09 (C)	500	531,250
8.5%, 1-31-12	375	397,500
American Tower Corporation,
7.5%, 5-1-12	250	252,500
IWO Escrow Company,
8.81825%, 1-15-12	50	51,750
LCI International, Inc.,
7.25%, 6-15-07	550	548,625
Nextel Communications, Inc.,
7.375%, 8-1-15	500	508,939
Nextel Partners, Inc.,
8.125%, 7-1-11	400	418,500
Qwest Capital Funding, Inc.,
7.75%, 8-15-06	250	250,000
US Unwired Inc.,
10.0%, 6-15-12	750	832,500
Ubiquitel Operating Company,
9.875%, 3-1-11	450	489,375
		4,280,939

TOTAL CORPORATE DEBT SECURITIES - 90.49%		$67,800,587

(Cost: $67,942,137)

SHORT-TERM SECURITIES

Food and Related - 4.00%
Sara Lee Corporation,
5.29%, 7-10-06	3,000	2,996,033

Utilities -- Gas and Pipeline - 3.49%
Michigan Consolidated Gas Co.,
5.35%, 7-3-06	2,620	2,619,221

TOTAL SHORT-TERM SECURITIES - 7.49%		$5,615,254

(Cost: $5,615,254)

TOTAL INVESTMENT SECURITIES - 100.00%		$74,928,722

(Cost: $75,455,546)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of these securities amounted to $7,678,021 or 10.25% of total investments.

(B) Security valued in good faith by the Valuation Committee appointed by the Board of Trustees.
(C)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

The Investments of Ivy Large Cap Growth Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 1.50%
Boeing Company (The)	46,800	$3,833,388

Beverages - 2.76%
PepsiCo, Inc.	117,500	7,054,700

Business Equipment and Services - 4.98%
CheckFree Corporation*	144,200	7,152,320
Robert Half International Inc.	132,810	5,578,020
		12,730,340
Capital Equipment - 3.03%
Caterpillar Inc.	103,900	7,738,472

Chemicals -- Petroleum and Inorganic - 3.71%
Monsanto Company	112,800	9,496,632

Communications Equipment - 4.06%
Cisco Systems, Inc.*	364,400	7,114,910
QUALCOMM Incorporated	81,700	3,274,945
		10,389,855
Computers -- Micro - 0.89%
Apple Computer, Inc.*	40,000	2,289,200

Computers -- Peripherals - 3.97%
Adobe Systems Incorporated*	79,400	2,414,951
SAP Aktiengesellschaft, ADR	147,250	7,733,570
		10,148,521
Consumer Electronics - 0.58%
Harman International Industries, Incorporated	17,267	1,474,084

Defense - 2.13%
General Dynamics Corporation	83,400	5,459,364

Electrical Equipment - 0.49%
Rockwell Automation, Inc.	17,300	1,245,773

Electronic Components - 3.86%
Broadcom Corporation, Class A*	64,500	1,938,548
Microchip Technology Incorporated	236,100	7,934,140
		9,872,688
Finance Companies - 5.53%
SLM Corporation	267,050	14,132,286

Health Care -- Drugs - 9.12%
Alcon, Inc.	16,400	1,616,220
Allergan, Inc.	33,200	3,561,032
Genentech, Inc.*	102,100	8,351,780
Gilead Sciences, Inc.*	165,700	9,804,469
		23,333,501
Health Care -- General - 0.93%
DENTSPLY International Inc.	39,100	2,369,655

Hospital Supply and Management - 0.91%
Medtronic, Inc.	49,850	2,338,962

Hotels and Gaming - 0.88%
Shuffle Master, Inc.*	68,600	2,245,621

Household -- General Products - 5.77%
Colgate-Palmolive Company	169,700	10,165,030
Procter & Gamble Company (The)	82,600	4,592,560
		14,757,590
Insurance -- Life - 0.82%
Aflac Incorporated	45,200	2,095,020

Multiple Industry - 5.09%
Las Vegas Sands, Inc.*	167,100	13,010,406

Petroleum -- Services - 7.71%
Schlumberger Limited	126,100	8,210,371
Smith International, Inc.	259,124	11,523,244
		19,733,615
Restaurants - 2.01%
Starbucks Corporation*	135,800	5,139,351

Retail -- Food Stores - 2.41%
Walgreen Co.	137,614	6,170,612

Retail -- Specialty Stores - 1.00%
Best Buy Co., Inc.	46,650	2,558,286

Security and Commodity Brokers - 8.90%
Chicago Mercantile Exchange Holdings Inc.	12,843	6,307,839
Franklin Resources, Inc.	26,200	2,274,422
Goldman Sachs Group, Inc. (The)	48,100	7,235,683
Legg Mason, Inc.	69,875	6,953,960
		22,771,904
Timesharing and Software - 7.54%
Google Inc., Class A*	28,400	11,908,830
Paychex, Inc.	188,900	7,372,767
		19,281,597
Trucking and Shipping - 4.86%
Expeditors International of Washington, Inc.	222,200	12,439,867

TOTAL COMMON STOCKS - 95.44%		$244,111,290

(Cost: $197,116,644)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Food and Related - 1.04%
McCormick & Co. Inc.,
5.27%, 7-3-06	$2,675	2,674,217
Utilities -- Electric - 3.52%
Detroit Edison Co.,
5.3%, 7-3-06	6,000	5,998,234
Wisconsin Electric Power Co.,
5.27%, 7-5-06	3,000	2,998,243
		8,996,477

TOTAL SHORT-TERM SECURITIES - 4.56%		$11,670,694

(Cost: $11,670,694)

TOTAL INVESTMENT SECURITIES - 100.00%		$255,781,984

(Cost: $208,787,338)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.

The Investments of Ivy Limited-Term Bond Fund
June 30, 2006
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Aircraft - 3.48%
Raytheon Company,
6.75%, 8-15-07	$1,800	$1,817,482

Broadcasting - 1.82%
Cox Communications, Inc.,
4.625%, 1-15-10	1,000	953,855

Business Equipment and Services - 5.74%
International Lease Finance Corporation,
5.0%, 4-15-10	1,000	971,136
USA Waste Services, Inc.,
7.125%, 10-1-07	2,000	2,028,152
		2,999,288
Chemicals -- Specialty - 2.37%
Praxair, Inc.,
4.75%, 7-15-07	1,250	1,238,086

Communications Equipment - 1.92%
Cisco Systems, Inc.,
5.26938%, 2-20-09	1,000	1,000,989

Forest and Paper Products - 2.03%
International Paper Company,
4.25%, 1-15-09	1,105	1,061,949

Mining - 1.86%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	1,000	972,605

Petroleum -- International - 3.85%
Anadarko Petroleum Corporation,
5.375%, 3-1-07	2,025	2,015,055

Railroad - 6.52%
CSX Corporation,
6.25%, 10-15-08	998	1,008,764
Norfolk Southern Corporation,
7.35%, 5-15-07	1,850	1,874,402
Union Pacific Corporation,
6.7%, 12-1-06	525	526,945
		3,410,111
Utilities -- Electric - 6.70%
FPL Group Capital Inc,
6.125%, 5-15-07	2,000	2,006,300
Virginia Electric and Power Company,
5.375%, 2-1-07	1,500	1,495,971
		3,502,271
Utilities -- Telephone - 0.96%
SBC Communications Inc.,
5.38%, 11-14-08	500	501,040

TOTAL CORPORATE DEBT SECURITIES - 37.25%		$19,472,731

(Cost: $19,751,390)

MUNICIPAL OBLIGATIONS -- TAXABLE - 1.25%

Missouri
Missouri Development Finance Board, Taxable Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006A:
5.35%, 3-1-10	515	507,430
5.3%, 3-1-09	150	148,276
(Cost: $665,000)		$655,706

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 9.34%
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	2,000	1,924,874
5.0%, 10-18-10	1,000	978,926
Federal National Mortgage Association:
4.25%, 7-15-07	1,000	987,319
5.3%, 3-20-09	1,000	993,238
		4,884,357
Mortgage-Backed Obligations - 20.48%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12-15-12	439	416,605
3.5%, 12-15-16	914	862,470
5.5%, 7-15-17 (Interest Only)	1,000	24,297
5.5%, 10-15-23 (Interest Only)	3,405	212,208
5.0%, 6-15-24 (Interest Only)	2,000	204,309
4.0%, 11-15-32	1,097	1,031,027
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 5-1-10	702	676,658
5.5%, 1-1-17	197	193,657
5.5%, 5-1-17	195	191,486
4.5%, 4-1-18	1,201	1,136,106
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.0%, 2-1-08	1	1,166
7.0%, 10-1-14	35	36,101
5.5%, 2-1-17	627	616,597
5.0%, 11-1-17	718	693,443
5.5%, 1-1-18	689	677,618
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	76	77,407
6.0%, 5-15-14	170	171,044
5.5%, 1-15-17	292	288,367
6.0%, 1-15-17	200	201,653
5.5%, 7-15-17	588	581,542
5.0%, 12-15-17	1,165	1,131,630
4.0%, 9-15-18	1,254	1,160,603
7.0%, 10-15-28	36	37,627
7.0%, 4-15-29	25	25,376
7.0%, 7-15-29	55	57,113
		10,706,110
Treasury Obligations - 28.77%
United States Treasury Notes:
4.75%, 11-15-08	2,000	1,982,110
3.125%, 4-15-09	2,000	1,897,032
4.0%, 6-15-09	1,000	969,258
4.0%, 3-15-10	1,500	1,444,395
5.0%, 2-15-11	1,000	997,539
5.0%, 8-15-11	2,000	1,993,984
4.375%, 8-15-12	2,000	1,923,906
4.75%, 5-15-14	2,000	1,951,016
4.25%, 8-15-14	2,000	1,883,516
		15,042,756

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 58.59%		$30,633,223

(Cost: $31,728,713)

SHORT-TERM SECURITY - 2.91%

Aircraft
United Technologies Corporation,
5.29%, 7-3-06	1,520	$1,519,553
(Cost: $1,519,553)

TOTAL INVESTMENT SECURITIES - 100.00%		$52,281,213

(Cost: $53,664,656)

Notes to Schedule of Investments

Certain acronyms are used within the body of the Fund's holdings. The definitions of these acronyms are as follows: CMO - Collateralized Mortgage Obligation; REMIC - Real Estate Mortgage Investment Conduit.

The Investments of Ivy Mid Cap Growth Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Air Transportation - 1.41%
Southwest Airlines Co.	116,550	$1,907,924

Aircraft - 1.53%
L-3 Communications Holdings, Inc.	27,300	2,058,966

Banks - 4.67%
Northern Trust Corporation	53,900	2,981,479
Synovus Financial Corp.	123,950	3,319,381
		6,300,860
Beverages - 1.62%
Brown-Forman Corporation, Class B	30,600	2,193,714

Business Equipment and Services - 8.13%
CheckFree Corporation*	29,350	1,455,760
Cintas Corporation	49,750	1,979,801
Euronet Worldwide, Inc.*	31,800	1,211,580
Lamar Advertising Company, Class A*	49,050	2,643,550
Republic Services, Inc., Class A	16,800	677,712
Stericycle, Inc.*	46,250	3,010,181
		10,978,584
Capital Equipment - 2.17%
IDEX Corporation	62,025	2,927,580

Chemicals -- Specialty - 1.11%
Air Products and Chemicals, Inc.	23,450	1,498,924

Communications Equipment - 1.03%
Juniper Networks, Inc.*	86,550	1,384,800

Computers -- Micro - 3.32%
Apple Computer, Inc.*	57,000	3,262,110
Sun Microsystems, Inc.*	295,450	1,221,686
		4,483,796
Electrical Equipment - 1.61%
Molex Incorporated	11,100	372,849
Molex Incorporated, Class A	62,650	1,801,501
		2,174,350
Electronic Components - 7.45%
Broadcom Corporation, Class A*	72,325	2,173,728
Linear Technology Corporation	34,200	1,145,187
Maxim Integrated Products, Inc.	37,200	1,195,794
Microchip Technology Incorporated	69,000	2,318,745
Network Appliance, Inc.*	91,500	3,230,407
		10,063,861
Electronic Instruments - 1.85%
Lam Research Corporation*	53,600	2,501,780

Farm Machinery - 0.82%
AGCO Corporation*	41,950	1,104,124

Food and Related - 1.58%
Hershey Foods Corporation	38,700	2,131,209

Health Care -- Drugs - 6.58%
Allergan, Inc.	43,150	4,628,269
Gilead Sciences, Inc.*	53,800	3,183,346
ICOS Corporation*	48,700	1,070,182
		8,881,797
Health Care -- General - 8.95%
Biomet, Inc.	78,775	2,466,051
DENTSPLY International Inc.	25,800	1,563,609
Gen-Probe Incorporated*	24,450	1,319,689
Kyphon Inc.*	43,500	1,670,618
Schein (Henry), Inc.*	80,350	3,753,952
Zimmer Holdings, Inc.*	23,200	1,315,904
		12,089,823
Hospital Supply and Management - 7.44%
Bard (C. R.), Inc.	53,150	3,893,769
Cytyc Corporation*	53,150	1,346,821
Health Management Associates, Inc., Class A	77,250	1,522,597
Laboratory Corporation of America Holdings*	52,800	3,285,744
		10,048,931
Insurance -- Property and Casualty - 2.09%
AXIS Capital Holdings Limited	54,500	1,559,245
Everest Re Group, Ltd.	14,650	1,268,250
		2,827,495
Metal Fabrication - 2.69%
Fastenal Company	90,150	3,634,397

Motor Vehicles - 0.85%
Harley-Davidson, Inc.	20,900	1,147,201

Petroleum -- Domestic - 1.17%
Hugoton Royalty Trust	2,051	60,915
XTO Energy Inc.	34,416	1,523,596
		1,584,511
Petroleum -- International - 1.16%
Noble Energy, Inc.	33,550	1,572,153

Petroleum -- Services - 1.20%
Complete Production Services, Inc.*	28,250	667,830
Smith International, Inc. (A)	21,350	949,435
		1,617,265
Publishing - 3.20%
Getty Images, Inc.*	28,950	1,838,614
Meredith Corporation	50,150	2,484,431
		4,323,045
Restaurants - 1.80%
P.F. Chang's China Bistro, Inc.*	32,400	1,231,362
YUM! Brands, Inc.	23,900	1,201,453
		2,432,815
Retail -- Food Stores - 1.01%
Longs Drug Stores Corporation	29,900	1,364,038

Retail -- General Merchandise - 0.82%
Nordstrom, Inc.	30,250	1,104,125

Retail -- Specialty Stores - 0.66%
Chico's FAS, Inc.*	33,100	893,038

Security and Commodity Brokers - 5.92%
Chicago Mercantile Exchange Holdings Inc.	10,150	4,985,172
Prudential Financial, Inc.	18,398	1,429,525
TD Ameritrade Holding Corporation	107,000	1,583,600
		7,998,297
Timesharing and Software - 8.88%
Alliance Data Systems Corporation*	50,250	2,955,705
eBay Inc. (A)*	89,200	2,611,776
Global Payments Inc.	60,900	2,956,695
Paychex, Inc.	88,950	3,471,719
		11,995,895
Trucking and Shipping - 2.25%
C.H. Robinson Worldwide, Inc.	57,050	3,038,198

TOTAL COMMON STOCKS - 94.97%		$128,263,496

(Cost: $93,907,877)

PUT OPTIONS - 0.01%	Number of Contracts

eBay Inc., August 27.5	82	8,036
Expires 8-19-06
Smith International, Inc., July 37.5	189	1,890
Expires 7-24-06
(Cost: $34,458)		$9,926

SHORT-TERM SECURITIES	Principal Amount in Thousands

Banks - 1.48%
Lloyds TSB Bank PLC,
5.16%, 7-5-06	$2,000	1,998,853

Household -- General Products - 1.26%
Fortune Brands Inc.,
5.4%, 7-3-06	1,703	1,702,489

Retail -- General Merchandise - 2.18%
Target Corporation:
5.15%, 7-3-06	2,075	2,074,406
5.3%, 7-3-06	875	874,743
		2,949,149
Utilities -- Gas and Pipeline - 0.10%
Michigan Consolidated Gas Co.,
5.4%, 7-3-06	133	132,960

TOTAL SHORT-TERM SECURITIES - 5.02%		$6,783,451

(Cost: $6,783,451)

TOTAL INVESTMENT SECURITIES - 100.00%		$135,056,873

(Cost: $100,725,786)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at June 30, 2006.
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

eBay Inc.	82	September/35	$4,572	$4,510
Smith International, Inc.	189	July/47.5	13,135	7,560

			$17,707	$12,070

The Investments of Ivy Money Market Fund
June 30, 2006
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Certificate of Deposit - 7.36%
Banks
Barclays Bank PLC, New York Branch,
5.2%, 4-3-07	$925	$925,000
Citibank, N.A.:
5.095%, 8-4-06	1,000	1,000,000
5.15%, 8-23-06	800	800,000
5.24%, 9-7-06	1,000	1,000,000
Royal Bank of Scotland plc (The):
4.34%, 10-3-06	800	800,000
4.725%, 11-27-06	600	599,583
Wells Fargo Bank, N.A.,
5.0%, 2-13-07	250	250,000
		5,374,583
Commercial Paper
Aircraft - 2.92%
United Technologies Corporation,
5.29%, 7-3-06	2,137	2,136,372

Banks - 3.79%
Barclays U.S. Funding Corp.:
5.28%, 7-18-06	374	373,067
5.095%, 8-7-06	1,250	1,243,454
Lloyds TSB Bank PLC,
5.16%, 7-5-06	1,151	1,150,340
		2,766,861
Beverages - 0.34%
PepsiCo, Inc.,
5.22%, 7-13-06	250	249,565

Capital Equipment - 2.87%
Caterpillar Inc.,
5.19%, 7-7-06	2,100	2,098,184

Finance Companies - 15.53%
Ciesco, LLC,
5.1%, 7-25-06	3,000	2,989,800
Kitty Hawk Funding Corp.:
5.25%, 7-19-06	1,457	1,453,175
5.25%, 7-20-06	652	650,193
5.27%, 7-24-06	451	449,482
Preferred Receivables Funding Corp.:
5.12%, 7-12-06	1,964	1,960,927
5.21%, 7-17-06	360	359,166
Three Pillars Funding LLC:
5.07%, 7-3-06	1,500	1,499,577
5.24%, 7-18-06	1,335	1,331,697
5.17%, 7-20-06	400	398,909
5.08%, 8-14-06	250	248,448
		11,341,374
Food and Related - 0.44%
Wm. Wrigley Jr. Company,
5.035%, 7-24-06	320	318,971

Insurance -- Life - 1.47%
AEGON Funding Corp.,
5.25%, 7-24-06	1,075	1,071,394

Mining - 3.34%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited):
5.05%, 7-14-06	700	698,723
5.1%, 7-28-06	850	846,749
5.11%, 7-28-06	900	896,551
		2,442,023
Publishing - 1.64%
Gannett Co., Inc.,
5.18%, 7-5-06	1,200	1,199,309

Total Commercial Paper - 32.34%		23,624,053

Commercial Paper (backed by irrevocable bank of letter of credit)
Finance Companies - 9.35%
NATC California LLC (Suntrust Bank),
5.0%, 7-13-06	800	798,667
River Fuel Funding Company #3, Inc. (Bank of New York (The)):
4.76%, 7-6-06	1,000	999,339
5.03%, 7-6-06	450	449,686
5.15%, 9-6-06	1,100	1,089,457
Vehicle Services of America Ltd. (Bank of America, N.A.):
5.2%, 7-18-06	3,300	3,291,897
5.23%, 7-18-06	200	199,506
		6,828,552
Food and Related - 3.96%
COFCO Capital Corp. (Rabobank Nederland):
5.15%, 7-11-06	1,200	1,198,283
5.27%, 7-20-06	1,700	1,695,272
		2,893,555
Multiple Industry - 1.38%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.07%, 7-6-06	1,005	1,004,292

Total Commercial Paper (backed by irrevocable bank of letter of credit) - 14.69%		10,726,399

Notes
Apparel - 0.82%
NIKE, Inc.,
5.5%, 8-15-06	600	600,541

Banks - 4.92%
Rabobank Nederland,
5.25%, 7-18-06	500	500,000
U.S. Bancorp,
5.1%, 7-15-07	1,400	1,395,581
Wells Fargo & Company:
5.16063%, 7-3-06	500	500,000
5.18875%, 7-17-06	1,200	1,200,000
		3,595,581
Business Equipment and Services - 1.11%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, N.A.),
5.45%, 7-5-06	810	810,000

Computers -- Main and Mini - 1.37%
International Business Machines Corporation,
5.13475%, 7-10-06	1,000	1,000,000

Finance Companies - 2.56%
Caterpillar Financial Services Corp.,
2.35%, 9-15-06	500	498,079
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
5.39%, 7-6-06	240	240,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, N.A.),
5.35%, 7-6-06	255	255,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin - Madison Projects), (U.S. Bank, National Association),
5.35%, 7-6-06	875	875,000
		1,868,079
Health Care -- Drugs - 0.82%
Lilly (Eli) and Company,
5.07906%, 7-3-06	600	600,000

Health Care -- General - 1.01%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B & D Associates Project), Series 2005 (Wachovia Bank, N.A.),
5.35%, 7-6-06	740	740,000

Hospital Supply and Management - 0.37%
Autumn House at Powder Mill, Inc., Taxable Variable Rate Demand Bonds, Series of 2003 (Suntrust Bank),
5.42%, 7-5-06	50	50,000
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.36%, 7-5-06	220	220,000
		270,000
Multiple Industry - 4.51%
3M Company,
5.6736%, 12-12-06 (A)	1,000	1,003,272
General Electric Capital Corporation:
5.0%, 2-15-07	500	500,423
5.0%, 6-15-07	1,800	1,792,754
		3,296,449
Non-Residential Construction - 0.41%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
5.36%, 7-5-06	300	300,000

Retail -- General Merchandise - 3.42%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank, National Association),
5.35%, 7-3-06	485	485,000
Wal-Mart Stores, Inc.,
5.877%, 6-1-07	2,000	2,008,511
		2,493,511
Trucking and Shipping - 0.71%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, N.A.),
5.4%, 7-6-06	515	515,000

Total Notes - 22.03%		16,089,161

TOTAL CORPORATE OBLIGATIONS - 76.42%		$55,814,196

(Cost: $55,814,196)

MUNICIPAL OBLIGATIONS - TAXABLE

California - 6.02%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds, Air Products Manufacturing Corporation, Taxable Series 1997A,
5.11%, 7-6-06	2,325	2,325,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.43%, 7-5-06	2,075	2,075,000
		4,400,000
Florida - 0.69%
University of South Florida Research Foundation, Incorporated, Variable Rate Demand Revenue Bonds (Interdisciplinary Research Building Project), Taxable Series 2004B (Bank of America, N.A.),
5.36%, 7-5-06	500	500,000

Georgia - 4.21%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable),
5.22%, 8-2-06	3,075	3,075,000

Iowa - 0.27%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.35%, 7-6-06	200	200,000

New York - 0.27%
City of New York (The), General Obligation Bonds, Fiscal 1995 Series B, Taxable Adjustable Rate Bonds (Bayerische Landesbank Girozentrale),
5.01%, 7-5-06	200	200,000

Washington - 1.96%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds:
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
5.38%, 7-6-06	595	595,000
Columbia Heights Retirement Project, Series 2004B (Wells Fargo Bank, N.A.),
5.43%, 7-3-06	380	380,000
Virginia Mason Research Center Project, Series 1997B (U.S. Bank, National Association),
5.4%, 7-6-06	245	245,000
Mill Pointe Apartments Project, Series 1999B (U. S. Bank, National Association),
5.35%, 7-3-06	210	210,000
		1,430,000
Wisconsin - 2.05%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank, National Association),
5.35%, 7-3-06	1,495	1,495,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 15.47%		$11,300,000

(Cost: $11,300,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Federal Home Loan Bank:
4.34778%, 7-13-06	700	700,000
3.75%, 1-16-07	750	745,912
5.0%, 3-2-07	800	800,000
Federal Home Loan Mortgage Corporation:
4.8%, 2-23-07	600	600,000
5.41%, 6-22-07	950	950,000
Federal National Mortgage Association,
4.05%, 8-14-06	750	750,000
Overseas Private Investment Corporation:
5.28%, 7-5-06	349	348,837
5.35%, 7-5-06	1,028	1,028,500

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 8.11%		$5,923,249

(Cost: $5,923,249)

TOTAL INVESTMENT SECURITIES - 100.00%		$73,037,445

(Cost: $73,037,445)

Notes to Schedule of Investments

(A)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of this security amounted to 1.37% of total investments.

The Investments of Ivy Municipal Bond Fund
June 30, 2006
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 0.94%
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	$225	$226,672

California - 8.32%
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	538,840
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	495	506,885
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	269,440
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	240	254,225
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	200	223,920
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	220,076
		2,013,386
Colorado - 2.15%
City of Aspen, Colorado, Sales Tax Revenue Bonds, Series 1999,
5.25%, 11-1-15	500	519,375

Delaware - 0.87%
Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, 2005 Series A,
5.8%, 7-1-35	200	211,770

Florida - 3.30%
School District of Hillsborough County, Florida, Sales Tax Revenue Bonds, Series 2002,
5.375%, 10-1-13	500	533,375
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	264,617
		797,992
Georgia - 0.92%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	222,560

Illinois - 8.03%
Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,
6.0%, 12-15-12	955	1,026,062
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	653,004
City of Chicago, General Obligation Bonds, Projectand Refunding, Series 2004A,
5.25%, 1-1-21	250	263,428
		1,942,494
Indiana - 10.09%
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	738,437
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	538,380
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.15%, 7-1-25	500	502,685
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	335	335,523
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	324,363
		2,439,388
Kansas - 4.45%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2002 Series A-5,
5.55%, 12-1-33	500	528,560
2003 Series A-2,
5.65%, 6-1-35	290	303,447
2001 Series A-1 (AMT),
6.3%, 12-1-32	190	196,156
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series2006,
5.0%, 12-1-27	50	47,175
		1,075,338
Louisiana - 4.62%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds:
2002 Series A,
5.25%, 6-1-13	500	525,310
2005 Series A,
5.0%, 5-1-26	200	204,278
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	250	263,595
Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,
5.0%, 6-1-09	120	123,353
		1,116,536
Maryland - 2.18%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	526,505

Massachusetts - 0.89%
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	200	215,246

Michigan - 1.04%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	200	207,314
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	45	45,281
		252,595
Minnesota - 5.10%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	520,270
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	400,540
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	300	313,467
		1,234,277
Missouri - 6.25%
The City of St. Louis, Missouri, Airport Revenue Bonds, Series 2001A (Airport Development Program):
5.0%, 7-1-11	290	302,325
5.0%, 7-1-11	210	219,889
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	372,834
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	200	214,826
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	200,714
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	200,462
		1,511,050
Nebraska - 2.32%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	350	356,373
City of Lincoln, Nebraska, Lincoln Electric System Revenue Bonds, Series 2005,
5.0%, 9-1-29	200	204,558
		560,931
New Jersey - 2.18%
New Jersey Economic Development Authority, School Facilities Construction Bonds:
2004 Series I,
5.25%, 9-1-24	250	269,203
2005 Series O,
5.125%, 3-1-30	250	257,287
		526,490
New Mexico - 0.45%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D (AMT),
6.0%, 1-1-37	100	108,272

New York - 9.51%
The City of New York, General Obligation Bonds:
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	526,935
Fiscal 2004 Series E,
5.25%, 8-1-09	250	258,935
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	534,495
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	522,795
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	250	263,360
Suffolk County Industrial Development Agency: New York, Civic Facility Revenue Bonds, (The Southampton Hospital Association Civic Facility):
Series 1999B,
7.625%, 1-1-30	100	102,714
Series 1999A,
7.25%, 1-1-20	40	40,630
Continuing Care Retirement Community, Revenue Refunding Bonds, (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	50	49,737
		2,299,601
Ohio - 0.63%
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	150	153,610

Oklahoma - 1.54%
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	371,565

Pennsylvania - 3.57%
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.5%, 2-1-18	500	537,615
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	325,034
		862,649
Puerto Rico - 1.09%
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	200	203,384
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds), Series 2003 C,
5.0%, 7-1-18	60	60,848
		264,232
Rhode Island - 2.49%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	595	602,687

South Carolina - 2.14%
South Carolina Public Service Authority, Santee Cooper, Revenue Obligations, 2002 Refunding Series D,
5.0%, 1-1-10	500	517,270

Texas - 2.85%
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.25%, 11-15-19	235	262,956
7.5%, 11-15-29	140	157,745
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	267,755
		688,456
Virginia - 2.19%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	528,630

Washington - 3.11%
Energy Northwest:
Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	541,740
Columbia Generating Station Electric Revenue Bonds, Series 2004-A:
5.25%, 7-1-10	185	193,789
5.25%, 7-1-10	15	15,735
		751,264
Wyoming - 2.16%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	500	523,275

TOTAL MUNICIPAL BONDS - 95.38%		$23,064,116

(Cost: $22,664,787)

SHORT-TERM SECURITIES

Food and Related - 3.14%
McCormick & Co. Inc.,
5.17%, 7-5-06	761	760,563

Utilities--Telephone - 1.48%
BellSouth Corporation,
5.18%, 7-6-06	358	357,742

TOTAL SHORT-TERM SECURITIES - 4.62%		$1,118,305

(Cost: $1,118,305)

TOTAL INVESTMENT SECURITIES - 100.00%		$24,182,421

(Cost: $23,783,092)

The Investments of Ivy Science and Technology Fund
June 30, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 14.37%
CBOT Holdings, Inc., Class A*	21,500	$2,571,185
CheckFree Corporation*	209,400	10,386,240
Cogent, Inc.*	152,600	2,292,815
Euronet Worldwide, Inc.*	269,800	10,279,380
Global Cash Access, Inc.*	210,600	3,291,678
Headwaters Incorporated*	80,600	2,060,136
Satyam Computer Services (Shanghai) Co., Ltd.	209,600	6,946,144
Telvent GIT, S.A.*	157,200	2,005,086
VeriFone Holdings, Inc.*	234,600	7,150,608
		46,983,272
Chemicals -- Petroleum and Inorganic - 0.53%
Monsanto Company	20,600	1,734,314

Chemicals -- Specialty - 0.46%
VeraSun Energy Corporation*	57,200	1,500,928

Communications Equipment - 1.85%
Comtech Telecommunications Corp.*	61,700	1,808,118
Juniper Networks, Inc.*	264,100	4,225,600
		6,033,718
Computers -- Peripherals - 9.23%
Aspen Technology, Inc.*	602,000	7,910,280
Lawson Software, Inc.*	374,200	2,542,689
Oracle Corporation*	282,500	4,114,612
Symbol Technologies, Inc.	1,119,360	12,077,894
Synaptics Incorporated*	163,800	3,506,958
		30,152,433
Consumer Electronics - 2.56%
Research In Motion Limited*	119,950	8,366,513

Defense - 2.51%
ESCO Technologies Inc.*	153,400	8,199,230

Electronic Components - 12.99%
Advanced Micro Devices, Inc.*	220,300	5,379,726
Broadcom Corporation, Class A*	54,400	1,634,992
Cypress Semiconductor Corporation*	318,900	4,636,806
MediaTek Incorporation	300,000	2,779,708
Microchip Technology Incorporated	72,800	2,446,444
Micron Technology, Inc.*	195,900	2,950,254
Saifun Semiconductors Ltd.*	115,100	3,294,738
Samsung Electronics Co., Ltd. (A)	15,600	9,914,941
SanDisk Corporation*	50,800	2,594,102
Volterra Semiconductor Corporation*	245,000	3,764,425
Xilinx, Inc.	134,900	3,064,253
		42,460,389
Electronic Instruments - 1.64%
ASML Holding N.V., NY Registery Shares*	181,900	3,677,109
SiRF Technology Holdings, Inc.*	52,100	1,677,360
		5,354,469
Food and Related - 3.89%
Archer Daniels Midland Company	307,700	12,701,856

Health Care -- Drugs - 4.97%
Affymetrix, Inc.*	199,500	5,312,685
Genzyme Corporation*	149,600	9,131,584
Nuvelo, Inc.*	108,000	1,792,800
		16,237,069
Health Care -- General - 3.50%
Advanced Medical Optics, Inc.*	173,800	8,811,660
FoxHollow Technologies, Inc.*	28,123	768,461
Radiation Therapy Services, Inc.*	32,500	874,737
Volcano Corporation*	110,400	999,120
		11,453,978
Hospital Supply and Management - 22.28%
Cerner Corporation*	539,600	20,067,724
HealthSouth Corporation*	841,700	3,232,128
Triad Hospitals, Inc.*	399,400	15,808,252
UnitedHealth Group Incorporated	150,300	6,730,434
WellCare Health Plans, Inc.*	371,000	18,197,550
WellPoint, Inc.*	120,800	8,790,616
		72,826,704
Multiple Industry - 1.68%
Himax Technologies, Inc., ADR*	635,400	3,656,727
Nextest Systems Corporation*	64,000	1,066,880
Technology Investment Capital Corp.	53,581	777,192
		5,500,799
Petroleum -- International - 4.07%
Noble Energy, Inc.	284,000	13,308,240

Security and Commodity Brokers - 1.10%
Chicago Mercantile Exchange Holdings Inc.	7,300	3,585,395

Timesharing and Software - 8.74%
Alliance Data Systems Corporation*	421,400	24,786,748
Google Inc., Class A*	9,000	3,773,925
		28,560,673
Utilities -- Electric - 0.46%
Plug Power Inc.*	316,400	1,502,900

Utilities -- Telephone - 1.04%
ALLTEL Corporation	53,400	3,408,522

TOTAL COMMON STOCKS - 97.87%		$319,871,402

(Cost: $272,972,819)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aircraft - 0.18%
United Technologies Corporation,
5.29%, 7-3-06	$578	577,830

Finance Companies - 1.95%
Preferred Receivables Funding Corp.,
5.21%, 7-17-06	6,400	6,385,181

TOTAL SHORT-TERM SECURITIES - 2.13%		$6,963,011

(Cost: $6,963,011)

TOTAL INVESTMENT SECURITIES - 100.00%		$326,834,413

(Cost: $279,935,830)

Notes to Schedule of Investments
Certain acronyms are used within the body of the Fund's holdings. The definition of this acronym is as follows: ADR - American Depositary Receipts.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

The Investments of Ivy Small Cap Growth Fund
June 30, 2006
COMMON STOCKS AND WARRANT	Shares	Value

Air Transportation - 1.53%
UTi Worldwide Inc.	369,700	$9,370,047

Apparel - 2.96%
Quiksilver, Inc.*	705,100	8,588,118
Volcom, Inc.*	299,000	9,570,990
		18,159,108
Business Equipment and Services - 11.88%
American Reprographics Company*	223,400	8,098,250
CheckFree Corporation*	239,844	11,896,262
Resources Connection, Inc.*	487,602	12,197,364
Strayer Education, Inc.	90,500	8,761,758
Tetra Tech, Inc.*	616,100	10,969,661
VeriFone Holdings, Inc.*	350,000	10,668,000
West Corporation*	213,300	10,236,267
		72,827,562
Capital Equipment - 1.07%
Cameron International Corporation*	137,600	6,573,152

Chemicals -- Specialty - 1.79%
Brady Corporation, Class A	298,600	11,000,424

Communications Equipment - 4.32%
ADTRAN, Inc.	427,450	9,589,841
General Cable Corporation*	300,800	10,528,000
Plantronics, Inc.	287,500	6,385,375
		26,503,216
Computers -- Micro - 0.29%
Sonic Solutions*	108,400	1,783,722

Computers -- Peripherals - 9.71%
Allscripts Healthcare Solutions, Inc.*	462,000	8,075,760
Avid Technology, Inc.*	295,200	10,013,184
Cognex Corporation	459,450	11,947,997
Kronos Incorporated*	182,850	6,599,056
MICROS Systems, Inc.*	301,000	13,143,165
Nautilus Group, Inc. (The)	622,100	9,773,191
		59,552,353
Defense - 2.09%
DRS Technologies, Inc.	263,200	12,831,000

Electrical Equipment - 1.55%
Intermagnetics General Corporation*	168,400	4,538,380
Microsemi Corporation*	204,100	4,967,794
		9,506,174
Electronic Components - 0.69%
Evergreen Solar, Inc.*	326,400	4,238,304

Electronic Instruments - 4.71%
APW Ltd., Warrants (A)(B)*	19	-	**
Energy Conversion Devices, Inc.*	147,000	5,363,295
FLIR Systems, Inc.*	486,900	11,157,313
Trimble Navigation Limited*	275,900	12,325,833
		28,846,441
Farm Machinery - 1.43%
AGCO Corporation*	332,700	8,756,664

Finance Companies - 3.31%
Financial Federal Corporation	336,975	9,371,275
Nelnet, Inc., Class A*	269,700	10,936,335
		20,307,610
Food and Related - 1.38%
United Natural Foods, Inc.*	255,700	8,438,100

Health Care -- Drugs - 1.99%
Martek Biosciences Corporation*	422,722	12,223,007

Health Care -- General - 9.12%
American Medical Systems Holdings, Inc.*	361,000	6,003,430
FoxHollow Technologies, Inc.*	392,400	10,722,330
Hologic, Inc.*	222,800	11,006,320
IntraLase Corp.*	459,000	7,692,840
OraSure Technologies, Inc.*	807,300	7,681,459
ResMed Inc.*	171,100	8,033,145
Symmetry Medical Inc.*	311,900	4,803,260
		55,942,784
Hospital Supply and Management - 6.13%
Cerner Corporation*	288,700	10,736,753
Emageon Inc.*	586,700	8,562,886
PSS World Medical, Inc.*	517,000	9,143,145
WellCare Health Plans, Inc.*	186,400	9,142,920
		37,585,704
Hotels and Gaming - 3.43%
Scientific Games Corporation, Class A*	324,200	11,544,762
Shuffle Master, Inc.*	289,700	9,483,330
		21,028,092
Motor Vehicle Parts - 1.39%
LKQ Corporation*	446,500	8,487,965

Petroleum -- Domestic - 0.53%
Range Resources Corporation	120,400	3,273,676

Petroleum -- International - 1.48%
Newfield Exploration Company*	185,900	9,097,946

Petroleum -- Services - 4.95%
Atwood Oceanics, Inc.*	162,400	8,055,040
Dril-Quip, Inc.*	147,000	12,118,680
Hydril Company*	129,800	10,169,181
		30,342,901
Publishing - 1.76%
Getty Images, Inc.*	169,700	10,777,647

Restaurants - 2.68%
P.F. Chang's China Bistro, Inc.*	178,000	6,764,890
Panera Bread Company, Class A*	143,300	9,643,373
		16,408,263
Retail -- Specialty Stores - 2.47%
Gaiam, Inc., Class A*	43,900	622,502
Guitar Center, Inc.*	197,000	8,753,695
O'Reilly Automotive, Inc.*	185,800	5,793,244
		15,169,441
Timesharing and Software - 6.54%
Blackboard Inc.*	332,000	9,619,700
CoStar Group, Inc.*	148,900	8,898,264
Digitas Inc.*	555,200	6,451,424
FactSet Research Systems, Inc.	319,625	15,118,262
		40,087,650

TOTAL COMMON STOCKS AND WARRANT - 91.18%		$559,118,953

(Cost: $493,879,208)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 1.63%
Lloyds TSB Bank PLC,
5.16%, 7-5-06	$10,000	9,994,267

Finance Companies - 0.12%
Ciesco, LLC,
5.1%, 7-6-06	750	749,469

Food and Related 1.67%
McCormick & Co. Inc.,
5.27%, 7-3-06	3,258	3,257,046
Sara Lee Corporation,
5.29%, 7-10-06	7,000	6,990,742
		10,247,788
Multiple Industry - 0.98%
Detroit Edison Co.,
5.3%, 7-3-06	6,000	5,998,233

Publishing - 1.63%
Gannett Co., Inc.,
5.15%, 7-5-06	10,000	9,994,278

Utilities -- Electric - 0.81%
PacifiCorp,
5.17%, 7-7-06	5,000	4,995,692

Utilities -- Telephone - 1.49%
BellSouth Corporation,
5.18%, 7-6-06	9,143	9,136,422

Total Commercial Paper - 8.33%		51,116,149

Commercial Paper (backed by irrevocable bank letter of credit) - 0.49%
Finance Companies
Vehicle Services of America Ltd. (Bank of America, N.A.),
5.23%, 7-18-06	3,000	2,992,591

TOTAL SHORT-TERM SECURITIES - 8.82%		$54,108,740

(Cost: $54,108,740)

TOTAL INVESTMENT SECURITIES - 100.00%		$613,227,693

(Cost: $547,987,948)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
**Not shown due to rounding.
(A) Security valued in good faith by the Valuation Committee appointed by the Board of Directors.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the total value of this security amounted to 0.00% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: August 28, 2006